As filed with the Securities and Exchange Commission on November 14, 2019

1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 284	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 285	[X]

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on December 13, 2019 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 284

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 231, as it relates to Innovator PTAM Core Bond ETF (the “Fund”), a series of the Registrant, until December 13, 2019. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 231 under the Securities Act of 1933, filed on July 5, 2019, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on November 14, 2019.

Innovator ETFs Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
Chief Executive Officer,
/s/ H. Bruce Bond	President and Trustee	November 14, 2019
H. Bruce Bond

	Vice President, Treasurer and	November 14, 2019
Principal Financial
/s/ John Southard	Accounting Officer
John Southard
)
Mark Berg*	Trustee )
)
By: /s/ H. Bruce Bond
	)	H. Bruce Bond
Joe Stowell*	Trustee )	Attorney-In-Fact
	)	November 14, 2019

)
Brian J. Wildman*	Trustee )
)

*

An original power of attorney authorizing H. Bruce Bond and John Southard to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.